LONG-TERM RECLAMATION LIABILITY - Narrative (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 01, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Regulatory Assets [Line Items]
Accrued long-term liability		$ 6,470,156	$ 5,445,672	$ 6,054,919	$ 6,034,208
Reduction of obligation due to extension of time			$ (926,434)	0
Discount rate			6.02%
Reduction of obligation			$ 926,434	$ 0
Adjustment in excess of the net retirement obligation asset			$ (57,963)
Downward adjustment in retirement asset obligation	$ 926,434
Other Income
Regulatory Assets [Line Items]
Downward adjustment in retirement asset obligation	$ 868,471